Income Taxes - Schedule of statutory income tax rate to the pre-tax loss before income taxes (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
U.S. federal statutory income tax, Value			$ (11,290,000)	$ (11,081,000)
State and local income taxes, Value			(110,000)	(445,000)
Foreign tax rate differential, Value			(55,000)	(80,000)
Non-deductible expenses, Value			123,000	258,000
Change in valuation allowance, Value			10,323,000	9,140,000
Return to provision adjustment, Value			252,000	1,178,000
Rate difference, Value			675,000	858,000
Others, Value			80,000	172,000
Total tax (benefit) expense, Value	$ 0	$ 3,000	$ (2,000)	$ 0
U.S. federal statutory income tax			21.00%	21.00%
State and local income taxes			0.21%	0.84%
Foreign tax rate differential			0.10%	0.15%
Non-deductible expenses			(0.23%)	(0.49%)
Change in valuation allowance			(19.20%)	(17.32%)
Return to provision adjustment			(0.47%)	(2.23%)
Rate difference			(1.26%)	(1.63%)
Others			(0.15%)	(0.32%)
Total tax (benefit) expense	0.00%		0.00%	0.00%